RELATED PARTY TRANSACTIONS - Registration Rights (Details) - Related Party	1 Months Ended
Aug. 31, 2022 shares
Class A Ordinary Shares
Related Party Transaction [Line Items]
Stock registered (in shares)	121,120,063
Class A Ordinary Shares | Private Placement Warrants
Related Party Transaction [Line Items]
Stock registered (in shares)	18,033,332
Class A Ordinary Shares | Forward Purchase Agreement
Related Party Transaction [Line Items]
Stock registered (in shares)	33,300,000
Class A Ordinary Shares | Private Placement
Related Party Transaction [Line Items]
Stock registered (in shares)	11,800,000
Class A Ordinary Shares | Obagi Merger
Related Party Transaction [Line Items]
Stock registered (in shares)	28,237,506
Class A Ordinary Shares | Milk Transaction
Related Party Transaction [Line Items]
Stock registered (in shares)	21,104,225
Class A Ordinary Shares | Sponsor
Related Party Transaction [Line Items]
Stock registered (in shares)	8,545,000
Class A Ordinary Shares | Investor Directors
Related Party Transaction [Line Items]
Stock registered (in shares)	80,000
Class A Ordinary Shares | Aaron Chatterley
Related Party Transaction [Line Items]
Stock registered (in shares)	20,000
Class B Ordinary Shares | Milk Transaction
Related Party Transaction [Line Items]
Stock registered (in shares)	21,104,225